Other non-operating expense (income) (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non-operating expense [Line Items]
Expense of restructuring activities	$ 4,519	$ 2,784	$ 421
Direct offering transaction costs	$ 0	$ 0
Direct offering transaction costs allocated to derivative financial liabilities			$ 2,260